Income Tax Expense - Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense
Current year	€ 6,871	€ 4,752	€ 794
Income tax prior years	1,547
Current tax expense	8,418	4,752	794
Originating and reversal of temporary differences	(5,634)
Deferred tax expense / (income)	(5,634)
Total tax expense (income)	€ 2,784	€ 4,752	€ 794